Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes
Income tax expenses (benefits) comprises of:

	For the year ended December 31 ,
	2023	2024	2025
	RMB	RMB	RMB	US$
Income tax expenses applicable to PRC operations
Current income tax expenses	181	281	2,297	329
Deferred income tax benefits	—	—	(6,969)	(997)

Subtotal income tax expenses (benefits) applicable to PRC operations	181	281	(4,672)	(668)

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	25	105	263	38

Subtotal income tax expenses applicable to Non-PRC operations	25	105	263	38

Total income tax expenses (benefits)	206	386	(4,409)	(630)

Summary of Reconciliations of Income Tax Expenses
Upon adoption of ASU
2023-09,
Improvements to Income Tax Disclosures, reconciliations of the income tax expenses (benefits) computed by
applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses (benefits)
for
the year ended December 31, 2025
is
presented as follows:

	For the year ended December 31, 2025
	Amount		Percent
	RMB	US$
Income tax benefits at PRC statutory tax rate of 25% (1)	(70,205)	(10,039)	25.0%
Other jurisdictions tax effects
Cayman
Effect of different tax rates in different jurisdictions	(2,055)	(294)	0.7
Other jurisdictions	92	13	—
Change in valuation allowance	18,812	2,690	(6.7)
Nontaxable or non-deductible items
Share-based compensation expenses	36,605	5,234	(13.0)
Additional deduction for qualified R&D expenses	(19,822)	(2,835)	7.1
Others	1,231	177	(0.5)
Others
Effect on adoption of preferential tax rate	30,933	4,424	(11.0)

Income tax expenses (benefits)	(4,409)	(630)	1.6%

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—

(1)	The PRC statutory tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense for the years ended December 31,2023 and 2024 in accordance with the guidance prior to the adoption of ASU
2023-09
presented are as follows:

	For the year ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax expense	(302,135)	(229,646)
PRC statutory tax rate (1)	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(75,534)	(57,412)
Effect of different tax rates in different jurisdictions	(354)	(547)
Non-deductible expenses (2)	24,855	42,563
Additional deduction for qualified R&D expenses	(16,012)	(17,941)
Effect on adoption of preferential tax rate	27,227	24,566
Others	252	163
Change in valuation allowance	39,772	8,994

Income tax expenses	206	386

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—

(1)	The PRC statutory tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.
(2)	For the years ended December 31, 2023 and 2024, non-deductible expenses mainly represent the share-based compensation expenses.

Schedule of Income Taxes Paid Net
Upon adoption of ASU
2023-09,
Improvements to Income Tax Disclosures, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

	For the year ended December 31, 2025
	RMB	US$
PRC	781	112
Hong Kong	82	12
Other jurisdictions	16	2

Total cash paid for income tax	879	126

Summary of Significant Components of Deferred Tax Assets (Labilities)

The significant components of the Group’s deferred tax assets(liabilities) were as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Non-current deferred tax assets
Tax losses	160,563	169,879	189,984	27,167
Lease liabilities	13,103	21,477	20,522	2,935
Expected credit losses	20,337	16,264	18,102	2,589
Welfare payables	5,208	6,382	8,093	1,157
Accruals and others	875	2,527	4,122	589
Unrealized profit arising from elimination of inter-company transactions	(146)	132	2,753	394
Inventory provision	1,397	1,421	1,357	194
Intangible assets	—	65	101	14

Total deferred tax assets	201,337	218,147	245,034	35,039
Less: valuation allowance	(189,418)	(198,412)	(218,223)	(31,205)

Deferred tax assets, net of valuation allowance	11,919	19,735	26,811	3,834
Non-current deferred tax liabilities
Right-of-use assets	(11,919)	(19,682)	(18,039)	(2,579)
Unrealized gain on investments accounted for using equity method and other investments	(292)	(345)	(2,095)	(300)

Total deferred tax liabilities	(12,211)	(20,027)	(20,134)	(2,879)

Deferred tax assets, net	—	—	6,969	997
Deferred tax liabilities, net	(292)	(292)	(292)	(42)

Summary of Valuation Allowance
Movement of valuation allowance is as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Valuation allowance
Balance at the beginning of the years	149,646	189,418	198,412	28,372
Additions	39,853	21,550	31,526	4,508
Tax loss utilized	(81)	(12,556)	(11,715)	(1,675)

Balance at the end of the years	189,418	198,412	218,223	31,205

Summary of Reconciliation of Unrecognized Tax Benefit
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the years	(5,480)	(5,480)	(5,480)	(784)

Balance at the end of the years	(5,480)	(5,480)	(5,480)	(784)